Trade and other payables: amounts falling due after more than one year (Tables) - Trade and Other Payable [member]	12 Months Ended
Dec. 31, 2017
Maturity Analysis for Non-derivative Financial Liabilities

The following tables set out payments due to vendors, comprising contingent consideration and the directors’ best estimates of future earnout-related obligations:

	2017 £m	2016 £m
Within one year	180.7	277.5
Between one and two years	128.3	220.1
Between two and three years	144.1	170.2
Between three and four years	58.3	176.6
Between four and five years	103.1	122.4
Over five years	16.2	9.7
	630.7	976.5

Summary of Contingent Consideration

	2017 £m	2016 £m
At beginning of year	976.5	581.3
Earnouts paid (note 11)	(199.1)	(92.3)
New acquisitions	163.7	359.5
Revision of estimates taken to goodwill (note 12)	(60.7)	28.4
Revaluation of payments due to vendors (note 6)	(208.6)	11.6
Exchange adjustments	(41.1)	88.0
At end of year	630.7	976.5